UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |X|; Amendment Number: 1

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Pennant Capital Management, LLC

Address:    26 Main Street
            Chatham, New Jersey 07928

13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alan Fournier
Title:      Managing Member
Phone:      (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey           August 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:   4,666,274
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number	Name

1. 	028-13560 			Pennant Master Fund, L.P.

2. 	028-13561 			Pennant Windward Master Fund, L.P.

3. 	028-13288 			Broadway Gate Master Fund, Ltd.

4. 	028-10746 			Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----    ----     ------ ----
ABERCROMBIE & FITCH CO        CL A             002896207  199,274     2,977,800 SH         DEFINED      1,2,4    2,977,800
ADOBE SYS INC                 COM              00724F101  177,298     5,637,454 SH         DEFINED     1,2,3,4   5,637,454
AEROFLEX HLDG CORP            COM              007767106   13,815       761,171 SH         DEFINED       1,4       761,171
AMGEN INC                     NOTE 3/0         031162100   20,131       345,000 SH         DEFINED      1,2,4      345,000
APPLE INC                     COM              037833100  106,407       317,000 SH         DEFINED      1,2,4      317,000
AVIAT NETWORKS INC            COM              05366Y102    2,268       575,687 SH         DEFINED       1,4       575,687
BABCOCK & WILCOX CO NEW       COM              05615F102   28,711     1,036,139 SH         DEFINED      1,2,4    1,036,139
BROADCOM CORP                 CL A             111320107   12,110       360,000 SH         DEFINED      1,2,4      360,000
CF INDS HLDGS INC             COM              125269100   88,456       624,382 SH         DEFINED      1,2,4      624,382
CITIGROUP INC                 COM              172967101  103,517     2,486,000 SH         DEFINED     1,2,3,4   2,486,000
COCA COLA ENTERPRISES INC NE  COM              19122T109  140,275     4,807,239 SH         DEFINED     1,2,3,4   4,807,239
DAVITA INC                    COM              23918K108  271,179     3,131,038 SH         DEFINED     1,2,3,4   3,131,038
DOLLAR GEN CORP NEW           COM              256677105  113,975     3,363,100 SH         DEFINED     ,2,3,4    3,363,100
EXPEDIA INC DEL               COM              30212P105  160,784     5,546,200 SH         DEFINED     1,2,3,4   5,546,200
FIDELITY NATL INFORMATION SV  COM              31620M106  226,009     7,340,348 SH         DEFINED     1,2,3,4   7,340,348
FLUOR CORP NEW                COM              343412102   19,398       300,000 SH         DEFINED      1,2,4      300,000
FOSTER WHEELER AG             COM              H27178104   13,975       460,000 SH         DEFINED      1,2,4      460,000
GENERAL MTRS CO               COM              37045V100  147,492     4,858,100 SH         DEFINED      1,2,4    4,858,100
HOLOGIC INC                   COM              436440101   77,154     3,825,174 SH         DEFINED      1,2,4    3,825,174
KRONOS WORLDWIDE INC          COM              50105F105    7,737       246,000 SH         DEFINED       1,4       246,000
MIDDLEBY CORP                 COM              596278101   40,531       431,000 SH         DEFINED      ,3,4       431,000
NVR INC                       COM              62944T105  128,052       176,506 SH         DEFINED     1,2,3,4     176,506
OLD REP INTL CORP             NOTE 8.000% 5/1  680223104   58,877     5,010,776 SH         DEFINED      1,2,4    5,010,776
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101   28,993       945,000 SH         DEFINED      1,2,4      945,000
PFIZER INC                    COM              717081103  102,657     4,983,329 SH         DEFINED      1,2,4    4,983,329
PHH CORP                      COM NEW          693320202  113,078     5,510,629 SH         DEFINED     1,2,3,4   5,510,629
PHH CORP                      Note 4.000% 4/1  693320AH6   26,390    23,900,000 SH         DEFINED      1,2,4   23,900,000
QUALCOMM INC                  COM              747525103  252,392     4,444,295 SH         DEFINED     1,2,3,4   4,444,295
QUEST DIAGNOSTICS INC         COM              74834L100   29,550       500,000 SH         DEFINED      1,2,4      500,000
RANGE RES CORP                COM              75281A109   97,680     1,760,000 SH         DEFINED      1,2,4    1,760,000
ROCKWELL COLLINS INC          COM              774341101  143,058     2,318,978 SH         DEFINED      1,2,4    2,318,978
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106  264,468     7,024,393 SH         DEFINED     1,2,3,4   7,024,393
SYMETRA FINL CORP             COM              87151Q106   10,370       772,135 SH         DEFINED       1,4       772,135
TEREX CORP NEW                COM              880779103  136,995     4,815,300 SH         DEFINED     1,2,3,4   4,815,300
TRANSDIGM GROUP INC           COM              893641100  290,889     3,189,922 SH         DEFINED     1,2,3,4   3,189,922
UNION PAC CORP                COM              907818108  141,069     1,351,234 SH         DEFINED     1,2,3,4   1,351,234
UNITEDHEALTH GROUP INC        COM              91324P102  167,708     3,251,419 SH         DEFINED     1,2,3,4   3,251,419
UNIVERSAL STAINLESS & ALLOY   COM              913837100   25,176       538,400 SH         DEFINED      1,3,4      538,400
VALERO ENERGY CORP NEW        COM              91913Y100   25,570     1,000,000 SH         DEFINED      1,2,4    1,000,000
WALTER ENERGY INC             COM              93317Q105  120,519     1,040,752 SH         DEFINED     1,2,3,4   1,040,752
WELLPOINT INC                 COM              94973V107  226,934     2,880,976 SH         DEFINED     1,2,3,4   2,880,976
WELLS FARGO & CO NEW          COM              949746101  107,470     3,830,000 SH         DEFINED     1,2,3,4   3,830,000
WESCO INTL INC                COM              95082P105   90,168     1,667,000 SH         DEFINED     1,2,3,4   1,667,000
WILLIS GROUP HOLDINGS PUBLIC  COM              G96666105  107,714     2,620,130 SH         DEFINED     1,2,3,4   2,620,130

SK 03461 0009 1220439